Summary of Significant Accounting Policies - Schedule of License Minimum Annual Fee (Details) - Minimum Royalties per Calendar Year	Dec. 31, 2016 USD ($)
2010	$ 0
2011	0
2012	2,500
2013	5,000
2014	7,500
2015	10,000
2016 and each calendar year thereafter	$ 25,000